UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Emerging Markets Income Fund

The fund's portfolio
8/31/16 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (54.6%)(a)
		Principal amount	Value

Argentina (Republic of) unsec. notes Ser. ARS, zero %, 12/28/16 (Argentina)	ARS	13,500,000	$837,120

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)		485,000	514,468

Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		260,000	243,100

Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 4/7/26 (Brazil)		285,000	318,131

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/25 (Brazil)	BRL	1,410	401,141

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		$200,000	232,000

Chile (Republic of) sr. unsec. unsub. notes 3.125%, 1/21/26 (Chile)		840,000	898,714

Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 1/28/26 (Colombia)		200,000	218,658

Colombia (Republic of) sr. unsec. unsub. notes 4.375%, 3/21/23 (Colombia)	COP	300,000,000	89,829

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		$150,000	159,000

El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.65%, 6/15/35 (El Salvador)		450,000	479,250

El Salvador (Republic of) 144A unsec. bonds 6.375%, 1/18/27 (El Salvador)		100,000	102,000

Hellenic (Republic of) sr. unsec. unsub. bonds 4.75%, 4/17/19 (Greece)	EUR	198,000	200,686

Hungary (Government of) sr. unsec. unsub. notes 6.25%, 1/29/20 (Hungary)		$100,000	112,122

Hungary (Government of) sr. unsec. unsub. notes 5.375%, 3/25/24 (Hungary)		184,000	210,919

Hungary (Government of) unsec. notes Ser. 25/B, 5.50%, 6/24/25 (Hungary)	HUF	41,580,000	181,162

Indonesia (Republic of) sr. unsec. bonds Ser. FR56, 8.375%, 9/15/26 (Indonesia)	IDR	4,500,000,000	368,074

Indonesia (Republic of) sr. unsec. bonds Ser. FR73, 8.75%, 5/15/31 (Indonesia)	IDR	3,150,000,000	265,013

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.125%, 1/15/45 (Indonesia)		$200,000	227,750

Malaysia (Government of) sr. unsec. bonds 3.492%, 3/31/20 (Malaysia)	MYR	675,000	168,638

Malaysia (Government of) sr. unsec. notes Ser. 115, 3.955%, 9/15/25 (Malaysia)	MYR	450,000	113,393

Mexico (Government of) sr. unsec. bonds Ser. M, 7.75%, 11/13/42 (Mexico)	MXN	2,985,000	189,250

Mexico (Government of) sr. unsec. bonds Ser. M, 7.75%, 5/29/31 (Mexico)	MXN	1,600,000	99,585

Morocco (Kingdom of) 144A sr. unsec. unsub. notes 4.25%, 12/11/22 (Morocco)		$200,000	212,750

Peru (Republic of) sr. unsec. unsub. bonds 8.75%, 11/21/33 (Peru)		75,000	121,818

Peru (Republic of) sr. unsec. unsub. bonds 4.125%, 8/25/27 (Peru)		50,000	56,735

Peru (Republic of) 144A sr. unsec. unsub. notes 6.90%, 8/12/37 (Peru)	PEN	125,000	39,928

Petroleos Mexicanos 144A GDN company guaranty sr. unsec. unsub. notes 7.65%, 11/24/21 (Mexico)	MXN	11,000	56,678

Philippine (Republic of) sr. unsec. unsub. bonds 3.95%, 1/20/40 (Philippines)		$200,000	232,000

Poland (Republic of) sr. unsec. unsub. notes 5.00%, 3/23/22 (Poland)		305,000	348,966

Poland (Republic of) unsec. bonds 5.25%, 10/25/20 (Poland)	PLN	500,000	144,341

Poland (Republic of) unsec. bonds Ser. 726, 2.50%, 7/25/26 (Poland)	PLN	730,000	182,596

Romania (Government of) unsec. notes Ser. 10YR, 5.95%, 6/11/21 (Romania)	RON	610,000	178,927

Russia (Federation of) sr. unsec. unsub. notes Ser. REGS, 4.875%, 9/16/23 (Russia)		$400,000	437,400

Russia (Federation of) unsec. bonds 8.15%, 2/3/27 (Russia)	RUB	5,000,000	76,965

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)		$200,000	229,000

South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)	ZAR	2,000,000	130,479

South Africa (Republic of) unsec. bonds Ser. 2032, 8.25%, 3/31/32 (South Africa)	ZAR	1,515,000	92,520

South Africa (Republic of) unsec. bonds Ser. R186, 10.50%, 12/21/26 (South Africa)	ZAR	1,400,000	104,101

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)		$200,000	214,777

Turkey (Republic of) sr. unsec. notes 6.00%, 1/14/41 (Turkey)		400,000	439,000

Turkey (Republic of) unsec. bonds 9.00%, 3/8/17 (Turkey)	TRY	800,000	271,049

Turkey (Republic of) unsec. notes 8.80%, 9/27/23 (Turkey)	TRY	510,000	165,720

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 5/31/40 (Ukraine)		$60,000	19,278

Venezuela (Republic of) sr. unsec. unsub. notes 12.75%, 8/23/22 (Venezuela)		150,000	84,000

Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		200,000	217,024

Total foreign government and agency bonds and notes (cost $11,069,969)			$10,686,055

CORPORATE BONDS AND NOTES (36.1%)(a)
		Principal amount	Value

Basic materials (3.7%)

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		$200,000	$210,640

Fibria Overseas Finance, Ltd. company guaranty sr. unsec. sub. notes 5.25%, 5/12/24 (Brazil)		150,000	155,055

Indo Energy Finance II BV 144A company guaranty sr. notes 6.375%, 1/24/23 (Indonesia)		200,000	137,474

Mexichem SAB de CV 144A company guaranty sr. unsec. notes 4.875%, 9/19/22 (Mexico)		200,000	219,176

			722,345
Capital goods (0.6%)

Embraer Overseas, Ltd 144A company guaranty sr. unsec. notes 5.696%, 9/16/23 (Brazil)		111,000	117,799

			117,799
Communication services (0.9%)

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)		200,000	181,000

			181,000
Consumer cyclicals (0.5%)

Hutchison Whampoa International 14, Ltd. 144A company guaranty unsec. sub. FRB 6.00%, perpetual maturity (Cayman Islands)		100,000	102,750

			102,750
Consumer staples (2.7%)

Cencoused SA 144A company guaranty sr. unsec. unsub. notes 4.875%, 1/20/23 (Chile)		200,000	213,715

JBS Investments GmbH 144A company guaranty sr. unsec. notes 7.75%, 10/28/20 (Austria)		200,000	212,500

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7.25%, 6/1/21 (Brazil)		100,000	103,500

			529,715
Financials (9.6%)

Banco de Credito del Peru/Panama 144A unsec. sub. FRN 6.875%, 9/16/26 (Peru)		50,000	57,125

Banco de Credito del Peru/Panama 144A unsec. sub. FRN 6.125%, 4/24/27 (Peru)		200,000	222,800

Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRB 9.25%, perpetual maturity (Brazil)		200,000	192,000

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4.875%, 11/1/18 (Costa Rica)		200,000	205,069

Caixa Economica Federal 144A sr. unsec. unsub. notes 4.25%, 5/13/19 (Brazil)		150,000	149,438

Country Garden Holdings Co., Ltd. 144A company guaranty sr. unsec. unsub. notes 7.50%, 1/10/23 (China)		200,000	214,762

State Bank of India/London 144A sr. unsec. unsub. notes 4.125%, 8/1/17 (India)		200,000	204,297

Turkiye Garanti Bankasi AS 144A sr. unsec. unsub. notes 5.25%, 9/13/22 (Turkey)		200,000	203,370

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		400,000	422,000

			1,870,861
Government (1.2%)

Inter-American Development Bank sr. unsec. unsub. bonds Ser. gMTN, 7.20%, 1/22/18 (Supra-Nation)	IDR	3,160,000,000	237,937

			237,937
Oil and gas (15.3%)

KazMunayGas National Co., JSC 144A sr. unsec. unsub. notes 6.375%, 4/9/21 (Kazakhstan)		$200,000	218,680

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)		200,000	206,000

Nexen Energy ULC company guaranty sr. unsec. unsub. notes 6.40%, 5/15/37 (Canada)		100,000	133,776

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		200,000	215,179

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		180,000	197,586

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		785,000	760,469

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.375%, 1/27/21 (Brazil)		200,000	192,750

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		50,000	17,883

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8.50%, 11/2/17 (Venezuela)		162,000	119,070

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)		35,000	12,688

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)		35,000	33,814

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		200,000	210,620

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		520,000	559,643

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. unsub. notes 9.75%, 8/14/19 (Trinidad)		100,000	110,900

			2,989,058
Transportation (0.5%)

DP World Sukuk, Ltd. 144A unsec. bonds 6.25%, 7/2/17 (United Arab Emirates)		100,000	103,663

			103,663
Utilities and power (1.1%)

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6.875%, 7/30/19 (Brazil)		100,000	104,240

Engie Energia Chile SA 144A sr. unsec. unsub. notes 5.625%, 1/15/21 (Chile)		100,000	111,223

			215,463

Total corporate bonds and notes (cost $7,027,876)			$7,070,591

SHORT-TERM INVESTMENTS (6.8%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)	Shares	1,209,001	$1,209,001

State Street Institutional Liquid Reserves Fund Trust Class 0.36%(P)	Shares	110,000	110,000

U.S. Treasury Bills 0.269%, 9/8/16(SEG)		$16,000	15,999

Total short-term investments (cost $1,335,000)			$1,335,000

TOTAL INVESTMENTS

Total investments (cost $19,432,845)(b)			$19,091,646

FORWARD CURRENCY CONTRACTS at 8/31/16 (aggregate face value $8,779,478) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	9/21/16	$107,504	$108,030	$526
	Mexican Peso	Buy	10/19/16	94,249	98,235	(3,986)
Citibank, N.A.
	Brazilian Real	Buy	10/3/16	223,866	211,652	12,214
	Malaysian Ringgit	Buy	11/16/16	690,930	693,146	(2,216)
	Mexican Peso	Buy	10/19/16	578,490	576,069	2,421
	South African Rand	Buy	10/19/16	663,280	653,597	9,683
	South African Rand	Sell	10/19/16	629,750	652,015	22,265
Credit Suisse International
	Hong Kong Dollar	Buy	11/16/16	48,754	48,750	4
Goldman Sachs International
	Indonesian Rupiah	Buy	11/16/16	137,342	139,343	(2,001)
	Mexican Peso	Buy	10/19/16	43,774	47,815	(4,041)
	Russian Ruble	Buy	9/21/16	175,357	177,183	(1,826)
	Russian Ruble	Sell	9/21/16	175,357	174,876	(481)
	Russian Ruble	Sell	12/21/16	120,062	120,649	587
	South African Rand	Sell	10/19/16	63,029	70,652	7,623
HSBC Bank USA, National Association
	Hong Kong Dollar	Sell	11/16/16	822,994	822,969	(25)
JPMorgan Chase Bank N.A.
	Euro	Sell	9/21/16	111,746	112,265	519
	Indian Rupee	Buy	11/16/16	196,744	197,239	(495)
	Russian Ruble	Buy	9/21/16	330,967	330,442	525
	Russian Ruble	Sell	9/21/16	330,967	332,328	1,361
	Russian Ruble	Buy	12/21/16	324,060	325,463	(1,403)
State Street Bank and Trust Co.
	Brazilian Real	Buy	10/3/16	426,462	391,651	34,811
	Colombian Peso	Sell	10/19/16	85,392	84,347	(1,045)
	Hungarian Forint	Sell	9/21/16	187,227	186,644	(583)
	Peruvian New Sol	Sell	10/19/16	31,579	32,371	792
	Polish Zloty	Buy	9/21/16	712,956	706,077	6,879
	Romanian Leu	Sell	9/21/16	184,731	183,033	(1,698)
	Russian Ruble	Buy	9/21/16	260,435	246,021	14,414
	Russian Ruble	Sell	9/21/16	260,435	261,866	1,431
	Russian Ruble	Buy	12/21/16	255,000	256,392	(1,392)
	Turkish Lira	Buy	9/21/16	546,719	538,358	8,361

Total						$103,224

FUTURES CONTRACTS OUTSTANDING at 8/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond Ultra 30 yr (Long)	1	$187,469	Dec-16	$342
U.S. Treasury Bond Ultra 30 yr (Short)	5	937,344	Dec-16	(1,541)
U.S. Treasury Note 2 yr (Long)	4	873,250	Dec-16	492
U.S. Treasury Note 5 yr (Long)	4	485,000	Dec-16	555
U.S. Treasury Note 10 yr (Long)	4	523,688	Dec-16	305
U.S. Treasury Note 10 yr (Short)	2	261,844	Dec-16	(162)

Total				$(9)

Key to holding's currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RON	Romanian leu
RUB	Russian Ruble
TRY	Turkish Lira
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDN	Global Depository Notes: represents ownership of foreign securities on deposit with a custodian bank
JSC	Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $19,575,453.
(b)	The aggregate identified cost on a tax basis is $19,432,845, resulting in gross unrealized appreciation and depreciation of $758,495 and $1,099,694, respectively, or net unrealized depreciation of $341,199.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$498,196	$6,523,925	$5,813,120	$2,961	$1,209,001
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 1-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,373,876 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Brazil	15.6%
	Argentina	8.3
	Mexico	8.3
	Russia	7.2
	United States	6.5
	Chile	6.4
	Indonesia	6.4
	Turkey	5.7
	Poland	3.6
	El Salvador	3.1
	Hungary	2.7
	Peru	2.6
	South Africa	1.7
	Colombia	1.6
	Malaysia	1.5
	Supra-Nation	1.3
	Venezuela	1.2
	Philippines	1.2
	Kazakhstan	1.2
	Vietnam	1.1
	Sri Lanka	1.1
	China	1.1
	Morocco	1.1
	Austria	1.1
	Costa Rica	1.1
	India	1.1
	Greece	1.1
	Jamaica	1.0
	Romania	0.9
	Dominican Republic	0.8
	Canada	0.7
	Trinidad	0.6
	United Arab Emirates	0.5
	Cayman Islands	0.5
	Ukraine	0.1

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,624 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$7,070,591	$—
Foreign government and agency bonds and notes	—	10,686,055	—
Short-term investments	1,319,001	15,999	—

Totals by level	$1,319,001	$17,772,645	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$103,224	$—
Futures contracts	(9)	—	—

Totals by level	$(9)	$103,224	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$124,416	$21,192
Interest rate contracts	1,694	1,703

Total	$126,110	$22,895

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		20
Forward currency contracts (contract amount)		$7,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	Total

	Assets:
	Futures contracts§	$—	$—	$—	$—	$—	$—	$391	$—	$391
	Forward currency contracts#	526	46,583	4	8,210	—	2,405	—	66,688	124,416

	Total Assets	$526	$46,583	$4	$8,210	$—	$2,405	$391	$66,688	$124,807

	Liabilities:
	Futures contracts§	—	—	—	—	—	—	1,453	—	1,453
	Forward currency contracts#	3,986	2,216	—	8,349	25	1,898	—	4,718	21,192

	Total Liabilities	$3,986	$2,216	$—	$8,349	$25	$1,898	$1,453	$4,718	$22,645

	Total Financial and Derivative Net Assets	$(3,460)	$44,367	$4	$(139)	$(25)	$507	$(1,062)	$61,970	$102,162
	Total collateral received (pledged)##†	$—	$44,367	$—	$—	$—	$—	$—	$—
	Net amount	$(3,460)	$—	$4	$(139)	$(25)	$507	$(1,062)	$61,970

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016